CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2020	Jun. 30, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 1,533,237	$ 3,196,990
Accounts receivable, net	40,572,757	39,522,737
Other receivables, net	148,894	238,383
Prepayments, net	7,720,452	213,596
Security deposits, net	237,409	2,352,742
Current assets of discontinued operations	63,185	174,467
Total current assets	50,275,934	45,698,915
OTHER ASSETS
Plant and equipment, net	3,455,993	3,335,229
Intangible assets, net	437,989	462,738
Goodwill	5,185,866	0
Right of use assets	2,725,747	0
Deferred tax assets	648,768	0
Other receivables	39,685	9,597
Other assets of discontinued operations	579,452	1,844,838
Total other assets	13,073,500	5,652,402
Total assets	63,349,434	51,351,317
CURRENT LIABILITIES
Short-term loans - banks	4,359,210	4,150,309
Loans from third parties	5,013,117	2,449,048
Total current loans from related parties	0	329,120
Current maturities of long-term loan - bank	777,558	0
Convertible debenture, net	4,768,312	0
Accounts payable	7,510,432	8,654,056
Customer deposits	1,266,073	704,354
Customer deposits - related party	27,395	29,643
Other payables and accrued liabilities	1,942,014	420,359
Other payables - related parties	2,234,980	1,245,864
Operating lease liabilities	49,171	0
Taxes payable	3,342,127	2,974,059
Current liabilities of discontinued operations	1,445,201	1,872,053
Total current liabilities	32,735,590	22,828,865
OTHER LIABILITIES
Long-term loan - bank	0	866,231
Loans from third parties	2,074,871	3,131,007
Long-term loans - related parties	713,325	0
Operating lease liabilities - noncurrent	581,083	0
Other liabilities of discontinued operations	417,729	0
Total other liabilities	3,787,008	3,997,238
Total liabilities	36,522,598	26,826,103
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares, $0.01 par value, 50,000,000 shares authorized, 23,971,084 and 21,964,027 shares issued and outstanding as of June 30, 2020 and 2019, respectively	239,711	219,640
Additional paid-in capital	15,765,411	11,031,937
Deferred share compensation	(47,708)	0
Statutory reserves	1,670,367	1,496,642
Retained earnings	7,034,899	12,085,566
Accumulated other comprehensive loss	(856,218)	(308,571)
Total China Xiangtai Food Co., Ltd. shareholders' equity	23,806,462	24,525,214
NONCONTROLLING INTERESTS	3,020,374	0
Total equity	26,826,836	24,525,214
Total liabilities and shareholders' equity	$ 63,349,434	$ 51,351,317